Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2021	$ 44
Net carrying amount	$ 44